LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Right-of-use asset

	December 31, 2023	December 31, 2022
Right-of-use assets, beginning of period	$1,933	$2,640
Additions	246	-

Depreciation	(705)	(707)
Balance, end of period	$1,474	$1,933

Schedule of discounted and undiscounted value of the remaining lease payments
The discounted and undiscounted value of the remaining lease payments as at December 31, 2023 is as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Lease receivable	$512	$769	$1,025	$1,708	$4,014

Schedule of finance lease receivables current and non current.

	December 31, 2023	December 31, 2022
Current portion	512	-

Non-current portion	3,502	-

Balance, end of period	$4,014	$-

Schedule of Lease obligation adoption
(c)	Lease liabilities

	December 31, 2023	December 31, 2022
Lease liabilities, beginning of period	$2,463	$3,169
Additions	254	-
Interest expense on lease liabilities	153	207
Payment of lease liabilities	(928)	(913)
Balance, end of period	$1,942	$2,463

Current portion	926	775
Non-current portion	1,016	1,688
Balance, end of period	$1,942	$2,463

Schedule of Minimum future lease payments relating to the leased assets
(d)	Amounts recognized in consolidated statements of net income (loss)

	Year ended December 31,

	2023	2022
Expense relating to variable lease payments	$417	$417